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BELL, BOYD & LLOYD LLC                       THREE FIRST NATIONAL PLAZA
                                             70 WEST MADISON STREET, SUITE 3100
                                             CHICAGO, ILLINOIS 60602-4207
                                             312 372-1121 FAX 312 372-2098

                                             OFFICES IN CHICAGO
                                             AND WASHINGTON, D.C.

                                December 29, 2004

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Ladies and Gentlemen:

                            CALAMOS INVESTMENT TRUST
                       1933 ACT REGISTRATION NO. 33-19228
                       1940 ACT REGISTRATION NO. 811-5443

      On behalf of Calamos Investment Trust (the "Trust"), we are transmitting for electronic filing under the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act") post-effective amendment no. 36 to the Trust's registration statement under the Securities Act (the "Registration Statement"), which is also amendment no. 39 to the Trust's Registration Statement under the 1940 Act and each exhibit being filed with this amendment.

      REASON FOR AMENDMENT. This amendment is being filed pursuant to Rule 485(a) under the Securities Act to register a new series of the Trust designated the Calamos International Growth Fund, a diversified, open-end management investment company.

      EFFECTIVE DATE. This filing is being made pursuant to Rule 485(a)(2) under the Securities Act to become effective on March 14, 2005.

      COMMENTS. Please direct any comments on this filing to the undersigned at
(312) 807-4302 or to Alicia Perla at (312) 807-4318.

                                                       Very truly yours,

                                                       BELL, BOYD & LLOYD LLC

                                                       By: /s/ Cameron S. Avery
                                                           ---------------------
                                                           Cameron S. Avery

Enclosures
Copy to Mr. J. Hamman, Esq.